Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025
Related Party Transactions [Line Items]
Private placement offering			1,499,838		1,176,477	536,908
Warrants exercisable						31,666
Private Placement [Member]
Related Party Transactions [Line Items]
Private placement offering							70,822
Warrants exercisable							141,644
Warrant [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Combined price							$ 7.06
Impact Solutions Member
Related Party Transactions [Line Items]
Amount of transactions	$ 50,349	$ 27,121			$ 31,635	$ 18,693
Payroll expense			$ 94,920	$ 63,097
Payable amount				$ 115